Consolidated Statement of Changes in Equity - ARS ($)	Total	Capital Stock [member]	Adjustment to Capital [member] [1]	Share Premium [member]	Other capital adjustments [member]	Merger Premium [member] [2]	Legal reserve [member]	Environmental reserve [member]	Future Dividends Reserve [member]	Cash flow hedging reserve [member]	Exchange Differences on Translating Foreign Operations [member]	Retained Earnings [member]	Equity Attributable to Owners of the Company [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2015	$ 1,497,788,462	$ 56,602,649	$ 151,390,644	$ 183,902,074		$ 98,721,206	$ 41,598,659	$ 1,444,425	$ 416,976,161	$ 54,402,733	$ 114,949,865	$ 349,671,383	$ 1,469,659,799	$ 28,128,663
Distribution of cash dividends	(380,687,106)											(380,687,106)	(380,687,106)
Partial release of optional reserve for future Dividends	(416,312,894)								(416,312,894)				(416,312,894)
Other comprehensive income	(20,059,106)									$ (54,402,733)	34,343,627		(20,059,106)
Business combination under common control	(52,234,825)				$ (403,406,965)								(403,406,965)	351,172,140
NET PROFIT FOR THE YEAR	502,017,046											491,173,013	491,173,013	10,844,033
Ending balance at Dec. 31, 2016	1,130,511,577	56,602,649	151,390,644	183,902,074	(403,406,965)	98,721,206	41,598,659	1,444,425	663,267		149,293,492	460,157,290	740,366,741	390,144,836
Distribution of cash dividends	(444,700,000)											(444,700,000)	(444,700,000)
Increase in optional reserve for future dividends									15,457,290			(15,457,290)
Issuance of common stock from initial public offering, net of issuance costs	1,866,725,717	3,000,000		1,863,725,717									1,866,725,717
Other comprehensive income	198,329,237										101,151,222		101,151,222	97,178,015
Business combination under common control	(35,434,064)				(31,834,597)								(31,834,597)	(3,599,467)
NET PROFIT FOR THE YEAR	1,700,361,691											1,590,842,382	1,590,842,382	109,519,309
Ending balance at Dec. 31, 2017	$ 4,415,794,158	$ 59,602,649	$ 151,390,644	$ 2,047,627,791	$ (435,241,562)	$ 98,721,206	$ 41,598,659	$ 1,444,425	$ 16,120,557		$ 250,444,714	$ 1,590,842,382	$ 3,822,551,465	$ 593,242,693

[1]	Adjustment for inflation up to February 28th, 2003 - See Note 3.16.b)
[2]	See Note 3.16 c)